Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended		81 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (877,981)	$ (260,251)	$ (2,160,699)	$ (910,518)	$ (3,365,780)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,634	3,861	7,237	2,230
Fair value of derivative in excess of debts	161,264	0	528,490	0
Amortization of debt discount and deferred financing cost	160,011	0	450,046	0
Change in fair value of derivative liability	352,807	0	(92,875)	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(14,223)	(26,660)	(12,597)	17,924
Inventory	(2,308)	0	(2,986)	0
Unearned revenues	0	24,980	24,056	0
Accounts payable and accrued expenses	26,280	113,719	183,854	25,326
Net cash used in operating activities	(192,516)	(144,351)	(1,075,474)	(865,038)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	0	(873)	(179)	(33,503)
Net cash used in investing activities	0	(873)	(179)	(33,503)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible notes, net of financing costs	137,023	0	1,037,500	1,000,000
Advances from related parties			45,707	0
Net cash provided by financing activities	137,023	0	1,083,207	1,000,000
EFFECT OF FOREIGN CURRENCY TRANSLATIONS	(449)	(2,511)	(17,421)	1,899
Net change in cash and cash equivalents	(55,942)	(147,735)	(9,867)	103,358
Cash and cash equivalent at beginning of the period	169,265	179,132	179,132	75,774
Cash and cash equivalent at end of the period	113,323	31,397	169,265	179,132	$ 169,265
Cash paid for:
Income tax	0	0	0	0
Interest	0	0	0	0
NONCASH INVESTING AND FINANCING ACTIVITIES:
Shares issued for conversion of debt	234,355	0	268,696	0
Reclassification of fair value of derivatives from liabilities to equity	$ 251,597	$ 0	$ 153,050	$ 0